Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		December 31,
		2012		2011
	Gross Carrying Amount	Accumulated Amortization	Net	Accumulated Amortization	Net

Customer contracts and relationships	$230	$(121)	$109	$(45)	$185
Patents	1,223	(387)	836	(143)	1,080
Non-compete agreements	169	(134)	35	(49)	120
	$1,622	$(642)	$980	$(237)	$1,385

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	356
2014	277
2015	245
2016	102
$980

Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2012	December 31, 2011
Accrued compensation	$1,107	$1,183
Other	158	192
	$1,265	$1,375

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2013	2012
Convertible preferred stock	56,018	3,359
Stock options	409	419
Warrants	1,086	123
Unvested and restricted shares common stock	5,544	15
	63,057	3,916

Common shares issuable under:	December 31, 2012	December 31, 2011
Convertible preferred stock	1,552	3,000
Stock options	10,732	4,148
Warrants	11,582	304
Unvested restricted common stock	5,375	4,540
	29,241	11,992